Income tax - Schedule of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Current income tax	$ 273	$ 272	$ 311
Deferred income tax	27	12	6
Income tax expense reported in the Consolidated Statement of Operations	$ 300	$ 284	$ 317